Stock-Based Compensation - Stock-Based Compensation by Form of Award (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 58	$ 64	$ 64
Income taxes	(22)	(24)	(24)
Total after income taxes	36	40	40
Less: Stock based compensation recorded in discontinued operations, net of income taxes		1	4
Stock based compensation recorded in continuing operations, net of income taxes	36	39	36
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	10	10	11
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	41	46	48
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 7	$ 8	$ 5